Leases - Schedule of additional information related to operating leases (Details)	Dec. 31, 2020	Dec. 31, 2019
Lease, Cost [Abstract]
Weighted average remaining operating lease term (in years)	9 months 18 days	2 years 1 month 6 days
Weighted average discount rate	11.30%	11.00%